FTVIP-2 SAI 05/12

SUPPLEMENT DATED MAY 21, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012

OF

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND

 (Franklin Templeton Variable Insurance Products Trust)

The Statement of Additional Information is amended as follows:

I.               The section beginning on page 4 entitled “The Funds – Goals, Additional Strategies and Risks – Franklin Global Real Estate Securities Fund (Global Real Estate Fund)” is revised to add the following bullet point:

The Fund also may:

•         purchase securities of other investment companies, including exchange-traded funds (ETFs).

Please keep this supplement for future reference.